Contents of Significant Accounts - Accounts Receivable, Net (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)
Disclosure of financial assets [line items]
Accounts receivable, net	$ 27,094,355	$ 964,899	$ 25,514,883
Cost [member]
Disclosure of financial assets [line items]
Accounts receivable, net	27,300,439		26,136,293
Loss Allowance [member]
Disclosure of financial assets [line items]
Loss Allowance	$ (206,084)		$ (621,410)